SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - Convertible Notes Payable [Member] $ in Thousands	1 Months Ended
Oct. 31, 2020 USD ($) shares
Subsequent Event [Line Items]
Debt conversion, amount converted | $	$ 800
Debt conversion, shares issued | shares	2,000,000